Exhibit 99.1

Nissan Auto Receivables 2017-A Owner Trust
Asset-Backed Notes
Sample Receivable Agreed-Upon Procedures

Report To:
Nissan Auto Receivables Corporation II
Nissan Motor Acceptance Corporation
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Mizuho Securities USA Inc.
Citigroup Global Markets Inc.

10 March 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Nissan Auto Receivables Corporation II

Nissan Motor Acceptance Corporation

One Nissan Way

Franklin, Tennessee 37067

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park, 11th Floor

New York, NY, 10036

Mizuho Securities USA Inc.

320 Park Avenue, 12th Floor

New York, NY 10022

Citigroup Global Markets Inc.

390 Greenwich Street, 1st Floor

New York, NY 10013

Re:	Nissan Auto Receivables 2017-A Owner Trust
Asset-Backed Notes (the “Notes”)
Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Nissan Auto Receivables Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of motor vehicle retail installment contracts and installment loans that are secured by new, near-new and used automobiles and light-duty trucks (the “Receivables”) that will secure the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Nissan Motor Acceptance Corporation (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “BANKFILE1_P0607_D120216.txt” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to a pool of motor vehicle retail installment contracts and installment loans that are secured by new, near-new and used automobiles and light-duty trucks (the “Initial Preliminary Receivables”) as of 30 November 2016 (the “Initial Preliminary Cut-off Date”) that are expected to be representative of the Receivables,

ii.	Labeled “AUTO DECISIONED TABLE 17A.xlsx” and the corresponding record layout and decode information (the “Preliminary Auto Decision Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the approval type characteristic for the Initial Preliminary Receivables on the Preliminary Data File as of the Initial Preliminary Cut-off Date and

iii.	Labeled “BANKFILE_O0607_D020217.txt” (the “Delinquency Data File,” together with the Preliminary Data File and Preliminary Auto Decision File, the “Provided Preliminary Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the current delinquency status characteristic for a pool of motor vehicle retail installment contracts and installment loans that are secured by new, near-new and used automobiles and light-duty trucks (the “Preliminary Receivables”) as of 31 January 2017 (the “Preliminary Cut-off Date”) that are expected to be representative of the Receivables,

b.	Imaged copies of:

i.	The motor vehicle retail installment sales contract and correction notice (collectively and as applicable, the “Contract”),

ii.	Certain printed screen shots and payment histories from the Sponsor’s loan servicing system (the “System Screen Shots”),

iii.	The certificate of title, lien and title information, notification of lien perfection, Maryland notice of security interest filing, title and registration receipt, notice of recorded lien, receipt for RD-108 dealer transaction and lien holders release forms (collectively and as applicable, the “Title”) and

iv.	Certain printed screen shots and payment histories from the Sponsor’s loan servicing system (the “Delinquency System Screen Shots,” together with the Contract, System Screen Shots and Title, the “Source Documents”)

relating to the Sample Receivables (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”), as shown on the Preliminary Statistical Data File (as defined in Attachment A) and Delinquency Data File, as applicable, which are shown on Exhibit 1 to Attachment A and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Preliminary Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Delinquency Data File or Preliminary Statistical Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Preliminary Data File, Preliminary Auto Decision Data File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Initial Preliminary Receivables, Preliminary Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 March 2017

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Initial Preliminary Receivables from the Preliminary Data File (the “Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables they instructed us to randomly select from the Preliminary Data file.

For the purpose of the procedures described in this report, the 125 Sample Receivables are referred to as Sample Receivable Numbers 1 through 125.

2.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Initial Preliminary Receivable on the Preliminary Data File with the corresponding:

a.	Approval type information on the Preliminary Auto Decision Data File and

b.	Grace period information which we were instructed by the Sponsor, on behalf of the Depositor, to calculate by subtracting the:

i.	Number of scheduled payments, as shown on the Preliminary Data File from

ii.	Original term, as shown on the Preliminary Data File.

The Preliminary Data File, as appended, is hereinafter referred to as the “Preliminary Statistical Data File.”

3.	For each Sample Receivable:

a.	We compared the Sample Characteristics (except for the current delinquency status Sample Characteristic, which the Sponsor, on behalf of the Depositor, instructed us not to compare due to account activity contained on the System Screen Shots that occurred after the Initial Preliminary Cut-off Date) listed on Exhibit 1 to Attachment A, as shown on the Preliminary Statistical Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.	We observed that the corresponding Contract contained a signature in the borrower signature section of the Contract. We performed no procedures to determine the validity of the signature contained on the Contract.

c.	We observed that the Sponsor or Infiniti Financial Services (“IFS”) was the named lien holder or owner on the Title, or that the lien holder or owner had assigned the motor vehicle securing the Sample Receivable to the Sponsor or IFS on the Title.

Attachment A Page 2 of 2

4.	For each motor vehicle retail installment contract and installment loan on the Preliminary Statistical Data File and Delinquency Data File, we compared the account number (the “Account Number”), as shown on the Preliminary Data File, to the corresponding Account Number, as shown on the Delinquency Data File, and noted that:

a.	All of the Preliminary Receivables included on the Delinquency Data File were included on the Preliminary Statistical Data File,

b.	5,327 of the Initial Preliminary Receivables included on the Preliminary Statistical Data File were not included on the Delinquency Data File (the “Removed Initial Preliminary Receivables”) and

c.	Nine of the Removed Initial Preliminary Receivables were Sample Receivables (the “Removed Sample Receivables”).

The Removed Sample Receivables are Sample Receivable Numbers 6, 17, 29, 36, 47, 57, 61, 62 and 84.

5.	For the 116 Sample Receivables on the Delinquency Data File, we compared the current delinquency status Sample Characteristic, as shown on the Delinquency Data File, to the corresponding information located on the Delinquency System Screen Shots. All such compared information was in agreement.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a current delinquency status of “0,” as shown on the Delinquency Data File, if the “days delinquent,” as shown on the Delinquency System Screen Shots, was less than 30 days.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Statistical Data File Field Name	Source Document	Note(s)
Account number	ACCT-NO	System Screen Shots	i.

Origination date	NOTE-DATE	Contract and System Screen Shots	ii.

Model	MODEL	Contract and System Screen Shots

Original principal balance	ORIG-BAL	Contract and System Screen Shots

Annual percentage rate	APR	Contract and System Screen Shots

Monthly payment amount	PAYMENT	Contract

Number of scheduled payments	SCHED-PMTS	Contract

Customer state	CUST-STATE	Contract or System Screen Shots	iii., iv.

Electronic Contract (Y/N)	E-CONTRACT	Contract

VIN	VIN	Contract, System Screen Shots and Title

Model Year	MODEL-YR	Contract, System Screen Shots and Title

Next payment due date	NEXT-DUE-DT	System Screen Shots	v.

Current principal balance	CURR-BAL	System Screen Shots	v.

Maturity date	MATURE-DATE	System Screen Shots

FICO score	FICO-CRED-SCORE	System Screen Shots

Approval type	CR_OFFCR_CD	System Screen Shots

New or used	MD-CLASS	Contract

Original first payment date	PMT-DT	Contract

Remaining term to maturity	REM-TERM	Contract, System Screen Shots and recalculation	vi.
Grace period	N/A	Contract, System Screen Shots and recalculation	vii.
Payment extension	NBR-EXT	System Screen Shots

Sample Characteristic	Delinquency Data File Field Name	Source Document
Current delinquency status	STATUS-CODE	Delinquency System Screen Shots

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the origination date Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- 1 day.

iii.	For the purpose of comparing the customer state Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 97), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

iv.	For the purpose of comparing the customer state Sample Characteristic for Sample Receivable Number 97, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

v.	The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Initial Preliminary Cut-off Date. For the purpose of comparing the next payment due date and current principal balance Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Initial Preliminary Cut-off Date.

vi.	For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term to maturity by subtracting the:

a.	Number of payments made, as shown on the System Screen Shots,

from

b.	Number of scheduled payments, as shown on the Contract.

vii.	For the purpose of comparing the grace period Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the grace period by subtracting the:

a. Number of scheduled payments, as shown on the Contract

from

b. Original term, as shown on the System Screen Shots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Receivable Number	Sample Characteristic	Preliminary Statistical Data File Value	Source Document Value

10	Maturity date	2/10/2022	3/10/2022

11	Remaining term to maturity	62	63

17	Maturity date	11/5/2021	12/5/2021

47	Remaining term to maturity	63	65